Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue
Finance and insurance, net	$ 3,898	$ 3,117	$ 1,608
Lease income, net	490	533	142
Total Revenues	118,625	102,486	58,351
Retail vehicle sales
Disaggregation of Revenue
Total Revenues	104,253	90,382	53,448
Wholesale vehicle sales
Disaggregation of Revenue
Total Revenues	9,984	8,454	3,153
Vehicle Sales
Disaggregation of Revenue
Finance and insurance, net	3,898	3,117	1,608
Total Revenues	118,135	101,953	58,209
Vehicle Sales | Retail vehicle sales
Disaggregation of Revenue
Total Revenues	104,253	90,382	53,448
Vehicle Sales | Wholesale vehicle sales
Disaggregation of Revenue
Total Revenues	9,984	8,454	3,153
Fleet Management
Disaggregation of Revenue
Lease income, net	490	533	142
Total Revenues	$ 490	$ 533	$ 142